CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - ARS ($) $ in Millions	Share capital	Share capital adjustment	Share premium	Treasury shares	Treasury shares adjustment	Treasury shares cost	Legal reserve	Voluntary reserve	Other reserves	Other comprehensive income / (loss) for the year	Retained earnings (Accumulated losses)	Subtotal	Non-controlling interest	Total
Beginning balance at Dec. 31, 2015	$ 1,696	$ 10,630	$ 9,113	$ 0	$ 0	$ 0	$ 126	$ 2,386	$ 324	$ (199)	$ 8,907	$ 32,983	$ 12,683	$ 45,666
Constitution of legal reserve - Shareholders' meeting							373				(373)			0
Constitution of voluntary reserve - Shareholders' meeting								7,104			(7,104)			0
Acquisition of subsidiaries													15,345	15,345
Sale of interest in subsidiaries									7			7	2	9
Dividends provided for pay													(160)	(160)
Recomposition of legal reserve - Shareholders' meeting							68	(68)						0
Public offer for the acquisition of subsidiaries' shares	141	121	2,576									2,838	(7,912)	(5,074)
Acquisition of own shares														0
Merger with subsidiaries	101	87	4,181									4,369	(3,276)	1,093
Stock compensation plans									2			2	20	22
Profit (loss) for the year											2,875	2,875	750	3,625
Other comprehensive income for the year										57		57	63	120
Ending balance at Dec. 31, 2016	1,938	10,838	15,870	0	0	0	567	9,422	333	(142)	4,305	43,131	17,515	60,646
Constitution of legal reserve - Shareholders' meeting							166				(166)			0
Constitution of voluntary reserve - Shareholders' meeting								3,132			(3,132)			0
Dividends provided for pay													(144)	(144)
Acquisition of own shares	(3)	(1)		2	13	(126)						(115)		(128)
Merger with subsidiaries	145	69	2,602									2,816	(2,816)	0
Stock compensation plans			24						34			58	7	65
Profit (loss) for the year											10,799	10,799	3,450	14,249
Other comprehensive income for the year										(211)		(211)	(220)	(431)
Ending balance at Dec. 31, 2017	2,080	10,906	18,496	2	13	(126)	733	12,554	367	(353)	11,806	56,478	17,792	74,270
Change in accounting policies											(55)	(55)	(25)	(80)
Beginning balance	2,080	10,906	18,496	2	13	(126)	733	12,554	367	(353)	11,751	56,423	17,767	74,190
Constitution of legal reserve - Shareholders' meeting							171				(171)			0
Constitution of voluntary reserve - Shareholders' meeting								4,822			(4,822)			0
Sale of interest in subsidiaries													(3,518)	(3,518)
Dividends provided for pay													(82)	(82)
Acquisition of own shares	(206)	(1,080)		206	1,080	(12,535)			(864)			(13,399)	(534)	(13,938)
Capital reduction				(183)	(958)	11,162		(10,021)						0
Stock compensation plans			3		(1)	9			14			25		25
Profit (loss) for the year											8,435	8,435	2,373	10,808
Other comprehensive income for the year										39		39	154	193
Ending balance at Dec. 31, 2018	$ 1,874	$ 9,826	$ 18,499	$ 25	$ 134	$ (1,490)	$ 904	$ 7,355	$ (483)	$ (314)	$ 15,193	$ 51,523	$ 16,160	$ 67,683